Consolidated and Combined Balance Sheets (FY) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Trade accounts receivable allowance	$ 36	$ 34
Preferred stock, no par value (in usd pershare)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	15,000,000	100
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock par value (in usd per share)	$ 0.01	$ 0.01
Common stock shares authorized (in shares)	1,000,000,000	100
Common stock shares issued (in shares)	246,400,000	100
Common stock shares outstanding (in shares)	246,400,000	100